Income Taxes	6 Months Ended
Jun. 30, 2024
Income Taxes
Income Taxes
Note 10	Income Taxes

The Company’s total deferred tax liabilities, deferred tax assets and deferred tax valuation allowances at June 30, 2024 and December 31, 2023 as follows:

As of June 30, 2024 and December 31, 2023, the Company has a valuation allowance of $2,152,167 and $2,463,599 against all net domestic deferred tax assets, for which realization cannot be considered more likely than not at this time. Management assesses the need for the valuation allowance on a quarterly basis. In assessing the need for a valuation allowance, the Company considers all positive and negative evidence, including scheduled reversals of deferred tax liabilities, projected future taxable income, tax planning strategies, and past financial performance.

The components of income tax expense for the six months ended June 30 were as follows:

	2024	2023
Loss before taxes	$(2,574,000)	$(1,241,838)
Expected United States income tax benefit at statutory rate of 21%	$540,540	$259,956
Expected income tax (expense) benefit at statutory rate of 66.07% and 8.8% at June 30, 2024 and 2023, respectively	1,700,668	97,282
Total income tax benefit	$2,241,208	$357,238

For the three and six months ended June 30, 2024, the Company recorded income tax benefit of $2,241,208 for continuing operations. The effective tax rate of 87.07% applied to income for six months ended June 30, 2024, varied from the statutory United States federal income tax rate of 21.0% primarily due to the effect of state income taxes, net of the federal benefit, and adjustments for meals, entertainment and penalties.

For the three and six months ended June 30, 2023, the Company (as the successor of VSee Lab for accounting purposes) recorded income tax benefit of $174,395 and $357,238, respectively, for continuing operations. The effective tax rate of 29.8% applied to income for the six months ended June 30, 2023, varied from the statutory United States federal income tax rate of 21.0% primarily due to the effect of state income taxes, net of the federal benefit, and adjustments for meals, entertainment and penalties.

The Company recognizes income tax benefits from uncertain tax positions where the realization of the ultimate benefit is uncertain. As of June 30, 2024 and December 31, 2023, the Company has no unrecognized income tax benefits.